Employee Benefits - Maturity of Expected Benefit Payments (Detail) ₩ in Millions	Dec. 31, 2019 KRW (₩)
Disclosure of defined benefit plans [line items]
Benefits paid	₩ 2,902,451
Less than 1 year [member]
Disclosure of defined benefit plans [line items]
Benefits paid	279,554
1 year - 5 years [member]
Disclosure of defined benefit plans [line items]
Benefits paid	928,288
5 years - 10 years [member]
Disclosure of defined benefit plans [line items]
Benefits paid	513,133
10 years - 20 years [member]
Disclosure of defined benefit plans [line items]
Benefits paid	771,500
After 20 years [member]
Disclosure of defined benefit plans [line items]
Benefits paid	₩ 409,976